Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Balance, beginning of period	$ 35.2	$ 43.2
Additions to right-of-use assets	0.5	7.5
Depreciation, right-of-use assets	(0.8)	(12.9)
Disposals Of Right-of-use Assets	(2.9)	(2.6)
Balance, end of period	$ 32.0	$ 35.2